Postretirement Benefit Plans - Summary of Accumulated Benefit Obligations and Unrecognized Gain (Detail) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 22,906	$ 687	$ 912
Unrecognized gain to be recorded in AOCI	2,481
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	21,696
Unrecognized gain to be recorded in AOCI	1,258
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	1,210
Unrecognized gain to be recorded in AOCI	$ 1,223